Related Party Transactions - Additional Information (Details) - USD ($)					2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 21, 2022	May 06, 2022	May 20, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 29, 2021
Related Party Transaction
Working Capital Loans				$ 0	$ 0	$ 0		$ 0
Expenses per month	$ 16,667
Outstanding balance of related party note						0	$ 0	0
Expenses incurred and paid							0	158,000
Payment for healthcare benefits		$ 6,000
Promissory Note with Related Party
Related Party Transaction
Maximum borrowing capacity of related party promissory note									$ 70,000
Related Party Loans
Related Party Transaction
Proceeds held in trust account used to repay working capital loans								0
Loan conversion agreement warrant								$ 1,500,000	$ 150,000
Related Party Loans | Working capital loans warrant
Related Party Transaction
Price of warrant (in dollars per warrant)								$ 1.50
Administrative Services Agreement
Related Party Transaction
Expenses per month			$ 15,000				108,000	$ 180,000
Outstanding balance for services						$ 0	$ 0	$ 0